UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Aztlan Global Stock Selection DM SMID ETF Ticker: AZTD (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund at www.aztlanetfs.com. You can also request this information by contacting us at (800) 886-4107 or by contacting the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$75	0.75%

Cumulative Performance

Aztlan Global Stock Selection DM SMID ETF (NAV)
Aztlan Global Stock Selection DM SMID ETF (MKT)
Solactive Aztlan Global Developed Markets SMID Cap Index
S&P 500 Total Return Index
MSCI World SMID Cap Index Gross Total Return Index
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$13,327
$11,838
$11,610
$11,147
$11,084
8/17/22
11/30/22
3/31/23
7/31/23
11/30/23
3/31/24
7/31/24

Annual Performance

Annualized Returns for the Periods Ended July 31, 2024.	1 Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF (NAV)	0.44%	5.71%
Aztlan Global Stock Selection DM SMID ETF (MKT)	0.13%	5.41%
Solactive Aztlan Global Developed Markets SMID Cap Index	2.71%	7.94%
S&P 500 Total Return Index	22.15%	15.84%
MSCI World SMID Cap Index Gross Total Return Index	11.70%	9.02%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 0.44% (NAV) and 0.13% (Market). This compares to the 2.71% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, and the 22.15% total return of the benchmark, the S&P 500® Total Return Index and 11.70% for the MSCI World SMID Cap Index Gross Total Return for the same period. From a sector perspective, based on performance attribution to the overall portfolio, Consumer Staples and Real Estate were the leading contributors, while Financials and Communication Services were the leading detractors. Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Darktrace PLC, The GAP, and Lawson Inc. Conversely, the leading detractors included M&A Research Institute, Tokyo Electron Device, and Teradata Corporation.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$25,541
Number of Holdings	28
Total Advisory Fee Paid	$283,657
Annual Portfolio Turnover	931%

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
SBI Sumishin Net Bank Ltd.	4.0
Toyo Suisan Kaisha Ltd.	4.0
Rorze Corp.	4.0
Fujikura Ltd.	3.9
Pro Medicus Ltd.	3.8
Tohoku Electric Power Co., Inc.	3.8
Cinemark Holdings, Inc.	3.8
Kobe Steel Ltd.	3.8
Sankyo Co. Ltd.	3.8
Iveco Group NV	3.8

How has the Fund changed?

The Board of Trustees of the Tidal ETF Trust (“Trust”) has approved changes to the principal investment strategies of the Fund, a series of the Trust. The changes to the Fund’s principal investment strategies are being made in connection with revisions to the index guidelines and methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index (the “Index”). The Fund tracks the performance, before fees and expenses, of the Index.The Fund’s revised principal investment strategies will reflect several changes, including the following:●The number of Index constituents will be increased from 27 to 50 holdings.●The universe from which these constituents are chosen will first be narrowed to 70 potential investments based on a “Stable Quality” metric, as discussed further in the principal investment strategies presented below.●The Index rebalance frequency will be changed from monthly to quarterly.●The exclusion on constituents in the Energy sector will be removed. To that end, effective on or around October 14, 2024, the “Principal Investment Strategy” section of the Fund’s Summary Prospectus and the Prospectus will be revised.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2024 Aztlan North America Nearshoring Stock Selection ETF Ticker: NRSH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period November 29, 2023 to July 31, 2024. You can find additional information about the Fund at www.aztlanetfs.com. You can also request this information by contacting us at (800) 886-4107 or by contacting the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$50	0.75%

The Fund commenced operations on November 29, 2023. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

Aztlan North America Nearshoring Stock Selection ETF (NAV)
Aztlan North America Nearshoring Stock Selection ETF (MKT)
Aztlan North America Nearshoring Price Return Index
S&P 500 Total Return Index
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$12,250
$11,101
$11,066
$11,051
11/29/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
4/30/24
5/31/24
6/30/24
7/31/24

Annual Performance

Annualized Returns for the Period Ended July 31, 2024.	Since Inception (11/29/2023)
Aztlan North America Nearshoring Stock Selection ETF (NAV)	11.01%
Aztlan North America Nearshoring Stock Selection ETF (MKT)	10.66%
Aztlan North America Nearshoring Price Return Index	10.51%
S&P 500 Total Return Index	22.50%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

During the reporting period (since inception 11/29/23), the Fund generated a total return of 11.01% (NAV) and 10.66% (Market). This compares to the 10.51% total return of the Aztlan North America Nearshoring Index, and the 22.50% total return of the benchmark, the S&P 500® Total Return Index. From a sector perspective, based on performance attribution to the overall portfolio, Industrials was the leading contributor, while Real Estate was the leading detractor. Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Innovative Industrial Proper and Universe Logistics Holdings. Conversely, the leading detractors included Forward Air Corp and Prologis Property Mexico.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2024)

Fund Size (Thousands)	$10,529
Number of Holdings	32
Total Advisory Fee Paid	$46,722
Annual Portfolio Turnover	85%

What did the Fund invest in?

(as of July 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
C.H. Robinson Worldwide, Inc.	6.8
ArcBest Corp.	6.2
Landstar System, Inc.	6.0
Union Pacific Corp.	6.0
Schneider National, Inc.	5.6
TFI International, Inc.	5.5
CSX Corp.	5.4
Matson, Inc.	5.1
Hub Group, Inc.	4.9
Norfolk Southern Corp.	4.8

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distributor: Foreside Fund Services, LLC

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aztlan Global Stock Selection DM SMID ETF

	FYE 7/31/2024	FYE 7/31/2023
( a ) Audit Fees	$13,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Aztlan North America Nearshoring Stock Selection ETF

	FYE 7/31/2024	FYE 7/31/2023
( a ) Audit Fees	$13,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2024	FYE 7/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2024	FYE 7/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
July 31, 2024

Tidal ETF Trust

●Aztlan Global Stock Selection DM SMID ETF	| AZTD	| NYSE Arca, Inc.
●Aztlan North American Nearshoring Stock Selection ETF	| NRSH	| NYSE Arca, Inc.

Aztlan ETFs

Schedule of Investments	Aztlan Global Stock Selection DM SMID ETF

July 31, 2024

COMMON STOCKS - 92.1%	Shares	Value
Auto Manufacturers - 3.8%
Iveco Group NV	93,213	$958,224

Banks - 7.7%
Banco Comercial Portugues SA	2,229,006	940,200
SBI Sumishin Net Bank Ltd.	53,842	1,032,037
		1,972,237
Beverages - 1.8%
Britvic PLC	28,659	467,134

Commercial Services - 3.7%
Progyny, Inc. (a)	33,464	943,685

Computers - 3.7%
NCR Atleos Corp. (a)	29,565	950,515

Electric - 3.8%
Tohoku Electric Power Co., Inc.	114,188	967,251

Electrical Components & Equipment - 3.9%
Fujikura Ltd.	48,311	982,210

Entertainment - 7.6%
Cinemark Holdings, Inc. (a)	40,986	966,450
Sankyo Co. Ltd.	86,980	964,838
		1,931,288
Food - 7.7%
Cal-Maine Foods, Inc.	13,201	944,795
Toyo Suisan Kaisha Ltd.	15,001	1,021,436
		1,966,231
Forest Products & Paper - 1.8%
Mondi PLC	23,854	465,872

Gas - 3.7%
National Fuel Gas Co.	16,037	939,608

Healthcare-Products - 3.7%
Getinge AB - Class A	48,298	941,391

Internet - 7.4%
Auto Trader Group PLC	89,354	936,074
CyberAgent, Inc.	147,851	949,643
		1,885,717
Iron/Steel - 3.8%
Kobe Steel Ltd.	77,008	965,287

Schedule of Investments	Aztlan Global Stock Selection DM SMID ETF

July 31, 2024

Leisure Time - 3.6%
TUI AG (a)	141,939	916,637

Mining - 3.7%
Hudbay Minerals, Inc.	114,560	955,323

Retail - 3.7%
Cava Group, Inc. (a)	11,309	952,444

Semiconductors - 7.7%
Impinj, Inc. (a)	5,975	951,758
Rorze Corp.	6,176	1,020,029
		1,971,787

Software - 7.5%
Pro Medicus Ltd.	10,307	967,575
Sinch AB (a)(b)	347,442	938,822
		1,906,397

Water - 1.8%
United Utilities Group PLC	35,432	470,127
TOTAL COMMON STOCKS (Cost $23,537,997)		23,509,365

REAL ESTATE INVESTMENT TRUSTS - 3.7%
The GEO Group, Inc. (a)	65,674	952,273
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $952,930)		952,273

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (b)	55,953	55,953
TOTAL SHORT-TERM INVESTMENTS (Cost $55,953)		55,953

TOTAL INVESTMENTS - 96.0% (Cost $24,546,880)		$24,517,591
Other Assets in Excess of Liabilities - 4.0%		1,023,608
TOTAL NET ASSETS - 100.0%		$25,541,199

Percentages are stated as a percent of net assets.

AB - Aktiebolag

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Aztlan North America Nearshoring Stock Selection ETF

July 31, 2024

COMMON STOCKS - 91.5%	Shares	Value
Commercial Services - 0.9%
Promotora y Operadora de Infraestructura SAB de CV	9,987	$93,274

Storage/Warehousing - 0.9%
Westshore Terminals Investment Corp.	5,926	99,307

Transportation - 89.7%(a)
Air Transport Services Group, Inc. (b)	7,705	124,359
ArcBest Corp.	5,183	653,317
C.H. Robinson Worldwide, Inc.	8,030	715,071
Canadian National Railway Co.	3,885	449,484
Canadian Pacific Kansas City Ltd.	5,496	460,675
Covenant Logistics Group, Inc. - Class A	1,002	56,062
CSX Corp.	16,224	569,462
Expeditors International of Washington, Inc.	2,720	339,510
Forward Air Corp. - Class A	17,354	440,097
GMexico Transportes SAB de CV	22,657	44,048
Hub Group, Inc. - Class A	10,960	512,599
Kirby Corp. (b)	3,212	394,691
Landstar System, Inc.	3,337	634,864
Matson, Inc.	4,010	532,167
Mullen Group Ltd.	10,211	110,503
Norfolk Southern Corp.	2,035	507,855
Old Dominion Freight Line, Inc.	1,870	393,037
PAM Transportation Services, Inc. (b)	3,115	63,515
RXO, Inc. (b)	4,356	138,129
Schneider National, Inc. - Class A	22,063	593,715
TFI International, Inc.	3,712	577,470
Union Pacific Corp.	2,572	634,590
Universal Logistics Holdings, Inc.	1,209	52,023
Werner Enterprises, Inc.	11,411	447,197
		9,444,440
TOTAL COMMON STOCKS (Cost $8,758,586)		9,637,021

REAL ESTATE INVESTMENT TRUSTS - 8.3%
FIBRA Macquarie Mexico	58,599	98,920
Fibra MTY SAPI de CV	178,825	92,146
Granite Real Estate Investment Trust	1,968	105,690
Prologis Property Mexico SA de CV	140,930	470,813
TF Administradora Industrial S de RL de CV	47,871	102,600
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,008,467)		870,169

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23% (c)	21,709	21,709
TOTAL SHORT-TERM INVESTMENTS (Cost $21,709)		21,709

Schedule of Investments	Aztlan North America Nearshoring Stock Selection ETF

July 31, 2024

TOTAL INVESTMENTS - 100.0% (Cost $9,788,762)	$10,528,899
Liabilities in Excess of Other Assets - (0.0)% (d)	(254)
TOTAL NET ASSETS - 100.0%	$10,528,645

Percentages are stated as a percent of net assets.

S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable

SA - Sociedad Anónima

SA de CV - Sociedad Anónima de Capital Variable

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SAPI de CV - Sociedad Anónima Promotora de Capital Variable

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements

Statements of Assets and Liabilities	Aztlan ETFs

July 31, 2024

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
ASSETS:
Investments, at value (Note 2)	$24,517,591	$10,528,899
Receivable for investments sold	19,231,074	—
Dividends and interest receivable	48,106	6,151
Total assets	43,796,771	10,535,050

LIABILITIES:
Payable for investments purchased	18,239,262	—
Payable to adviser (Note 4)	16,310	6,405
Total liabilities	18,255,572	6,405
NET ASSETS	$25,541,199	$10,528,645

NET ASSETS CONSISTS OF:
Paid-in capital	$26,846,959	$9,767,045
Total distributable earnings/(accumulated losses)	(1,305,760)	761,600
Total net assets	$25,541,199	$10,528,645

Net assets	$25,541,199	$10,528,645
Shares issued and outstanding(a)	1,150,000	475,000
Net asset value per share	$22.21	$22.17

COST:
Investments, at cost	$24,546,880	$9,788,762

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements

Statements of Operations	Aztlan ETFs

For the Year/Period Ended July 31, 2024

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF(a)
INVESTMENT INCOME:
Dividend income	$1,073,144	$120,050
Less: Foreign withholding taxes	(72,980)	(11,688)
Less: Issuance fees	—	(430)
Interest income	5,776	834
Securities lending income	2,639	—
Other income	19,274	—
Total investment income	1,027,853	108,766

EXPENSES:
Investment advisory fee (Note 4)	283,657	46,722
Total expenses	283,657	46,722
NET INVESTMENT INCOME	744,196	62,044

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from:
Investments	(499,843)	(21,233)
Foreign currency transactions	(479,451)	(4,524)
Net realized loss	(979,294)	(25,757)
Net change in unrealized appreciation/(depreciation) on:
Investments	(418,637)	740,008
Foreign currency translation	(8,020)	2
Net change in unrealized appreciation/(depreciation)	(426,657)	740,010
Net realized and unrealized gain/(loss)	(1,405,951)	712,610
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(661,755)	$776,297

(a)	Inception date of the Fund was November 29, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Aztlan ETFs

	Aztlan Global Stock Selection DM SMID ETF		Aztlan North America Nearshoring Stock Selection ETF
	Year ended July 31, 2024	Period ended July 31, 2023(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income	$744,196	$353,054	$62,044
Net realized gain/(loss)	(979,294)	3,310,735	(25,757)
Net change in unrealized appreciation/(depreciation)	(426,657)	359,430	740,010
Net increase/(decrease) in net assets from operations	(661,755)	4,023,219	776,297

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(54,687)	—	(14,697)
Total distributions to shareholders	(54,687)	—	(14,697)

CAPITAL TRANSACTIONS:
Subscriptions	7,890,675	76,323,188	9,767,045
Redemptions	(27,563,948)	(34,416,178)	—
ETF transaction fees	—	685	—
Net increase (decrease) in net assets from capital transactions	(19,673,273)	41,907,695	9,767,045

NET INCREASE (DECREASE) IN NET ASSETS	(20,389,715)	45,930,914	10,528,645

NET ASSETS:
Beginning of the year/period	45,930,914	—	—
End of the year/period	$25,541,199	$45,930,914	$10,528,645

SHARES TRANSACTIONS
Subscriptions	375,000	3,675,000	475,000
Redemptions	(1,300,000)	(1,600,000)	—
Total increase/(decrease) in shares outstanding	(925,000)	2,075,000	475,000

(a)	Inception date of the Fund was August 17, 2022.
(b)	Inception date of the Fund was November 29, 2023.

The accompanying notes are an integral part of these financial statements

Financial Highlights	Aztlan Global Stock Selection DM SMID ETF

For a share outstanding throughout the periods presented

	Year ended July 31, 2024	Period ended July 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$22.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.29
Net realized and unrealized gain (loss) on investments(c)	(0.31)	1.85
Total from investment operations	0.10	2.14

LESS DISTRIBUTIONS FROM:
From net investment income	(0.03)	—
Total distributions	(0.03)	—

ETF transaction fees per share	—	0.00	(d)
Net asset value, end of year/period	$22.21	$22.14

TOTAL RETURN	0.44%	10.70	%(g)(h)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,541	$45,931
Ratio of expenses to average net assets(e)	0.75%	0.75%
Ratio of tax expense to average net assets	—%	0.00	%(j)
Ratio of operational expenses to average net assets excluding tax expense	0.75%	0.75%
Ratio of net investment income to average net assets(e)	1.97%	1.49	%(i)
Portfolio turnover rate(f)	931%	986	%(g)

(a)	Inception date of the Fund was August 17, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Not annualized.
(h)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.
(i)	The net investment income (loss) ratio includes tax expense. The impact of tax expense is 0.00%.
(j)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Aztlan North America Nearshoring Stock Selection ETF

For a share outstanding throughout the periods presented

Period ended July 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain on investments(c)	2.07
Total from investment operations	2.21

LESS DISTRIBUTIONS FROM:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$22.17

TOTAL RETURN(d)	11.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,529
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	1.02%
Portfolio turnover rate(f)(d)	85%

(a)	Inception date of the Fund was November 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

NOTE 1 – ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Aztlan Global Stock Selection DM SMID ETF is a diversified series and the Aztlan North America Nearshoring Stock Selection ETF is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Aztlan Global Stock Selection DM SMID ETF commenced operations on August 17, 2022, and the Aztlan North America Nearshoring Stock Selection ETF commenced operations on November 29, 2023.

The investment objective of the Aztlan Global Stock Selection DM SMID ETF is to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. The investment objective of the Aztlan North America Nearshoring Stock Selection ETF is to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2024:

Aztlan Global Stock Selection DM SMID ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,509,365	$—	$—	$23,509,365
Real Estate Investment Trusts	952,273			952,273
Money Market Funds	55,953	—	—	55,953
Total Investments	$24,517,591	$—	$—	$24,517,591

Aztlan North America Nearshoring Stock Selection ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,637,021	$—	$—	$9,637,021
Real Estate Investment Trusts	870,169			870,169
Money Market Funds	21,709	—	—	21,709
Total Investments	$10,528,899	$—	$—	$10,528,899

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

As of July 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Funds’ net assets. An illiquid investment is any security that the Funds reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Funds will take such steps as set forth in the Program.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended July 31, 2024, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
Aztlan Global Stock Selection DM SMID ETF	$738,544	$(738,544)
Aztlan North America Nearshoring Stock Selection ETF	$0	$0

During the year ended July 31, 2024, the Fund realized $738,544, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

K.

Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration & Limited Holdings Risks. (Aztlan North America Nearshoring Stock Selection ETF Only) The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

●	Risks of Investing in Industrial Real Estate-Focused Companies: Investing in industrial real estate-focused companies carries several risks. Economic downturns can reduce demand for manufacturing and storage spaces, affecting rental incomes and property values. Additionally, these companies might face significant capital expenditures for maintaining and updating large industrial facilities. Changes in zoning laws or environmental regulations can impact property usability and value. Overreliance on a few key tenants or industries can expose these companies to sector-specific downturns, affecting their revenue streams.

●	Risks of Investing in Storage and Warehousing Logistics Companies: Investing in storage and warehousing logistics companies comes with potential risks. These companies can be significantly impacted by global supply chain disruptions, leading to decreased demand for storage or logistic services. Technological changes or innovations might render existing infrastructures obsolete, requiring substantial investments to modernize. Additionally, any inefficiencies in their operations, such as mismanagement of inventory or delays, can erode customer trust and impact profitability. These firms may face intense competition, squeezing profit margins and threatening market share.

●	Risks of Investing in Transportation Logistics Companies: Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

B.	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, each Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting a Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

C.	Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks, such as those held by a Fund, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

D.	ETF Risk. Each Fund is an ETF, and, as a result of an ETF’s structure, each Fund is exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

E.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Investing in Canada Risks: Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

●	Investing in Mexico Risks: Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

F.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

G.	Geographic Concentration Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

H.	High Portfolio Turnover Risk. Each Index is expected to have a high portfolio turnover rate. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund’s due to an increase in short-term capital gains.

I.	Limited Holdings Risk. Although the Funds do not intend to concentrate in any particular industry, each Fund will hold a limited number of securities. As a result, each Fund may be more volatile and have a greater risk of loss than a more broadly diversified fund.

J.	Market Capitalization Risk.

●	Large-Capitalization Investing. (Aztlan North America Nearshoring Stock Selection ETF Only) The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

K.	Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from an Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of an Index reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

L.	Newer Fund Risk. Each Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that a Fund will grow to or maintain an economically viable size. If a Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

M.	Non-Diversification Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

N.	Passive Investment Risk. The Funds invest in the securities included in, or representative of, their respective Index regardless of their investment merit. Each Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

O.	REIT Risk. (Aztlan North America Nearshoring Stock Selection ETF Only) A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

P.	Tracking Error Risk. As with all index Funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee
Aztlan Global Stock Selection DM SMID ETF	0.75%
Aztlan North America Nearshoring Stock Selection ETF	0.75%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended July 31, 2024 are disclosed in the Statements of Operations.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes all or a portion of the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, in exchange for these assumptions and services, Aztlan will receive all or a portion of the profits, if any, generated by each Fund’s unitary management fee less a contractual fee retained by the Adviser. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Aztlan Global Stock Selection DM SMID ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the periods ended July 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$347,336,434	$348,906,666
Aztlan North America Nearshoring Stock Selection ETF	9,546,483	7,845,938

For the periods ended July 31, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended July 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Aztlan Global Stock Selection DM SMID ETF	$7,863,295	$27,287,920
Aztlan North America Nearshoring Stock Selection ETF	8,092,315	—

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year/period ended July 31, 2024 and the period ended July 31, 2023 were as follows:

	Distributions
Fund	paid from:	July 31, 2024	July 31, 2023
Aztlan Global Stock Selection DM SMID ETF	Ordinary income	$54,687		$—
Aztlan North America Nearshoring Stock Selection ETF	Ordinary income	$14,697	$	N/A

As of July 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Northshoring Stock Selection ETF
Investments, at cost(1)	$24,576,334	$9,810,699
Gross tax unrealized appreciation	228,944	1,051,202
Gross tax unrealized depreciation	(325,625)	(333,129)
Net tax unrealized appreciation (depreciation)	(96,681)	718,073
Undistributed ordinary income (loss)	490,870	47,821
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	490,870	47,821
Other accumulated gain (loss)	(1,699,949)	(4,294)
Total distributable earnings/(accumulated losses)	$(1,305,760)	$761,600

(1)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales, PFIC mark-to-market and partnership investments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds next taxable year. As of the most recent fiscal periods ended July 31, 2024, the Funds had not elected to defer any post-October or late year losses.

As of July 31, 2024, the Funds short-term capital loss carryovers of $1,699,949 and $4,294, respectively, which do not expire.

During the year/period ended July 31, 2024, the Funds did not utilize any capital loss carryovers.

NOTE 7 – SECURITIES LENDING

The Aztlan Global Stock Selection DM SMID ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Aztlan Global Stock Selection DM SMID ETF. The Aztlan Global Stock Selection DM SMID ETF receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Aztlan Global Stock Selection DM SMID ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Aztlan Global Stock Selection DM SMID ETF. The Aztlan Global Stock Selection DM SMID ETF has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The Aztlan Global Stock Selection DM SMID ETF did not have any securities on loan as of July 31, 2024.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2024

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units and Redemption Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that the following subsequent events would need to be disclosed or recorded in the Funds’ financial statements.

The Trust has approved changes to the principal investment strategies of the Aztlan Global Stock Selection DM SMID ETF. The changes to the Fund’s principal investment strategies are being made in connection with revisions to the index guidelines and methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index (the “Index”). The Fund tracks the performance, before fees and expenses, of the Index.

To that end, effective on or around October 14, 2024, the “Principal Investment Strategy” section of the Fund’s Summary Prospectus and the Prospectus will be revised.

Report of Independent Registered Public Accounting Firm	Aztlan ETFs

July 31, 2024

To the Shareholders of Aztlan ETFs and Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF (the “Funds”), each a series of Tidal ETF Trust, as of July 31, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aztlan Global Stock Selection DM SMID ETF	For the year ended July 31, 2024	For the year ended July 31, 2024 and the period from August 17, 2022 (commencement of operations) through July 31, 2023
Aztlan North America Nearshoring Stock Selection ETF	For the period from November 29, 2023 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 27, 2024

Other Non-Audited Information (Unaudited)	Aztlan ETFs

July 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended July 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aztlan Global Stock Selection DM SMID ETF	100.00%
Aztlan North American Nearshoring Stock Selection ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2024, was as follows:

Aztlan Global Stock Selection DM SMID ETF	100.00%
Aztlan North American Nearshoring Stock Selection ETF	55.53%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2024, was as follows:

Aztlan Global Stock Selection DM SMID ETF	0.00%
Aztlan North American Nearshoring Stock Selection ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1)Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2024

* Print the name and title of each signing officer under his or her signature.